FundX Conservative Upgrader Fund (Prospectus Summary) | FundX Conservative Upgrader Fund
FundX Conservative Upgrader Fund
Investment Objective
The FundX Conservative Upgrader Fund ("Conservative Fund") seeks to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FundX Conservative Upgrader Fund Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Conservative Upgrader Fund Investor Class
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.31%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.66%
Total Annual Fund Operating Expenses		1.97%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the

Conservative Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Conservative Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FundX Conservative Upgrader Fund Investor Class	200	620	1,067	2,305

Portfolio Turnover
As a fund-of-funds, the Conservative Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over"

its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Conservative Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Conservative Fund's performance. During the most recent fiscal year, the Conservative Fund's portfolio turnover rate was 165% of the average value of its portfolio.

Principal Investment Strategies
The Conservative Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds ("Underlying Funds"). Some Underlying

Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. The Conservative Fund may also purchase, without limit, shares of international and global Underlying

Funds. In addition, the Conservative Fund may invest up to 50% of its net assets in Underlying Funds that invest in securities of companies located in emerging markets.

In managing the Fund, the Advisor uses a

proprietary Upgrading investment strategy to

select Underlying Funds and to manage the

portfolio consistent with the Fund's investment            Upgrading

objective. Using this strategy, the Advisor              When a fund

classifies Underlying Funds according to their           begins to lag

risk and performance characteristics. Four               its peers, the

different classes of Underlying Funds are                Advisor redeems

categorized according to this system, ranging from       the shares and

Speculative Underlying Funds, which are the most         directs the

aggressive funds with the highest risk but also          proceeds to a

the highest reward potential, to Bond Underlying         better

Funds, which have the lowest risk but also the           performing

lowest reward potential. See "More about the             alternative.

Funds' Investment Objectives, Strategies and

Risks-The Advisor's Classification Process of the

Underlying Funds" for more information on this

system.

Under normal market conditions, the Fund will typically invest substantially in

Core Underlying Funds. Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Underlying Funds may also invest in fixed income securities. In addition, the Fund will generally have significant exposure to Total Return and Bond Underlying Funds. These Underlying

Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturities and credit qualities. As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions,

the Fund may hold all or a portfolio of its assets in money market instruments,

money market funds or U.S. government repurchase agreements. To the extent the

Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Conservative Fund entails risk. The Conservative Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Conservative Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Conservative Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a

     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Conservative Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Conservative Fund.

  o  Foreign Securities Risk - The Underlying Funds held by the Conservative Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Conservative Fund is diversified, the

     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Because the Underlying Funds may

     hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Conservative Fund to sector concentration risk.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bond) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default,

     illiquidity of the security and changes in value based on public perception of the issuer.

  o  ETF Trading Risk - Because the Conservative Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds,

     including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

  o  Portfolio Turnover Risk - To the extent the Conservative Fund invests in

     ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a

     Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

  o  Upgrading Strategy Risk - The Conservative Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance,

     however, the Conservative Fund may be exposed to the risk of buying

     Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the Conservative Fund include the risks related to each Underlying Fund in which the Conservative

     Fund invests. Although the Conservative Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance
The following performance information provides some indication of the risks of investing in the Conservative Fund. The bar chart below illustrates how the Conservative Fund's total returns have varied from year to year. The table below illustrates how the Conservative Fund's average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Conservative Fund's performance, before and after taxes is not necessarily an indication of how the Conservative Fund will perform in the future. Updated performance is available on the Conservative Fund's website

www.upgraderfunds.com.

Calendar Year Total Return as of December 31

Best and Worst Quarters

Best Quarter  Q2 2003 15.52%

Worst Quarter Q4 2008 -12.91%

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns FundX Conservative Upgrader Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	(1.98%)	0.52%	5.83%	Jul. 01, 2002
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(2.36%)	(0.21%)	5.16%	Jul. 01, 2002
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.20%)	0.27%	4.89%	Jul. 01, 2002
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	4.86%	Jul. 01, 2002
MSCI AC World Index	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)	(7.35%)	(1.93%)	5.56%	Jul. 01, 2002

The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on

Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases,

the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.